UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick N. Sommerfield
Title:    Vice-President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Patrick N. Sommerfield  Cedarburg, WI   October 29, 2012
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:    84

Form 13F Information Table Entry Total:       $202,992,000


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          cs               88579y101      725  7841.00 SH       Sole                                    7841.00
Abbott Laboratories            cs               002824100     5972 87099.00 SH       Sole                                   87099.00
Altria Group Inc               cs               02209s103      875 26207.00 SH       Sole                                   26207.00
American Electric Power Inc    cs               025537101     1803 41030.00 SH       Sole                                   41030.00
Analog Devices Inc             cs               032654105      214  5470.00 SH       Sole                                    5470.00
Apple Inc                      cs               037833100      895  1341.00 SH       Sole                                    1341.00
AT&T Inc                       cs               00206r102     6504 172510.00SH       Sole                                  172510.00
Automatic Data Processing Inc  cs               053015103      891 15185.00 SH       Sole                                   15185.00
Baker Hughes Inc               cs               057224107      302  6680.00 SH       Sole                                    6680.00
Bank Montreal Que              cs               063671101      518  8780.00 SH       Sole                                    8780.00
Barrick Gold Corp              cs               067901108     4738 113464.12SH       Sole                                  113464.12
Baxter Intl Inc                cs               071813109      180  2982.00 SH       Sole                                    2982.00
BCE Inc                        cs               05534b760     2374 54025.00 SH       Sole                                   54025.00
Becton Dickinson & Co          cs               075887109      278  3535.00 SH       Sole                                    3535.00
Bristol-Myers Squibb Co        cs               110122108     5281 156485.00SH       Sole                                  156485.00
Caterpillar Inc                cs               149123101     2613 30370.00 SH       Sole                                   30370.00
CenterPoint Energy Inc         cs               15189t107      267 12545.00 SH       Sole                                   12545.00
Chesapeake Energy Corp         cs               165167107      461 24405.00 SH       Sole                                   24405.00
Chevron Corp                   cs               166764100     8605 73825.00 SH       Sole                                   73825.00
Coca-Cola Co                   cs               191216100     1621 42740.00 SH       Sole                                   42740.00
Colgate Palmolive Co           cs               194162103      195  1815.00 SH       Sole                                    1815.00
ConocoPhillips                 cs               20825c104      591 10340.00 SH       Sole                                   10340.00
Cummins Inc                    cs               231021106      283  3065.00 SH       Sole                                    3065.00
CVS Caremark Corporation       cs               126650100      320  6600.00 SH       Sole                                    6600.00
Deere & Co                     cs               244199105     2346 28445.00 SH       Sole                                   28445.00
Dominion Resources Inc VA      cs               25746u109     4703 88834.94 SH       Sole                                   88834.94
Du Pont E I de Nemours & Co    cs               263534109     3685 73299.00 SH       Sole                                   73299.00
Duke Energy Corp               cs               26441c204     4047 62457.00 SH       Sole                                   62457.00
EMC Corp MA                    cs               268648102     2614 95860.00 SH       Sole                                   95860.00
Emerson Electric Co            cs               291011104     3243 67190.62 SH       Sole                                   67190.62
Exxon Mobil Corp               cs               30231g102     6719 73473.72 SH       Sole                                   73473.72
Fastenal Co                    cs               311900104      212  4930.00 SH       Sole                                    4930.00
First American Bankshares      cs                              806  1260.00 SH       Sole                                    1260.00
General Electric Co            cs               369604103     1534 67527.00 SH       Sole                                   67527.00
General Mills Inc              cs               370334104     2792 70067.00 SH       Sole                                   70067.00
Genuine Parts Co               cs               372460105     2612 42800.00 SH       Sole                                   42800.00
Goldcorp Inc                   cs               380956409     7088 154589.02SH       Sole                                  154589.02
Grainger W W Inc               cs               384802104     1802  8647.00 SH       Sole                                    8647.00
Heinz H J Co                   cs               423074103      578 10325.00 SH       Sole                                   10325.00
Hewlett Packard Co             cs               428236103      230 13508.00 SH       Sole                                   13508.00
Honeywell Intl Inc             cs               438516106     2092 35010.00 SH       Sole                                   35010.00
Illinois Tool Works Inc        cs               452308109     4574 76910.00 SH       Sole                                   76910.00
Intel Corp                     cs               458140100     1847 81515.00 SH       Sole                                   81515.00
International Business Machine cs               459200101     1707  8227.00 SH       Sole                                    8227.00
Johnson & Johnson              cs               478160104     5542 80419.10 SH       Sole                                   80419.10
Johnson Controls Inc           cs               478366107      275 10027.00 SH       Sole                                   10027.00
Kellogg Co                     cs               487836108     1952 37782.00 SH       Sole                                   37782.00
Kimberly Clark Corp            cs               494368103      657  7654.00 SH       Sole                                    7654.00
Kohls Corp                     cs               500255104      255  4970.00 SH       Sole                                    4970.00
McDonalds Corp                 cs               580135101     5442 59312.42 SH       Sole                                   59312.42
Merck & Co Inc                 cs               58933y105     5229 115961.04SH       Sole                                  115961.04
Newmont Mining Corp            cs               651639106     1919 34260.00 SH       Sole                                   34260.00
NextEra Energy Inc             cs               65339f101     3270 46499.00 SH       Sole                                   46499.00
Nike Inc Cl B                  cs               654106103      632  6660.00 SH       Sole                                    6660.00
Norfolk Southern Corp          cs               655844108      652 10250.00 SH       Sole                                   10250.00
Northern States Financial Corp cs               665751103       10 11250.00 SH       Sole                                   11250.00
Occidental Petroleum Corp      cs               674599105     4290 49851.71 SH       Sole                                   49851.71
Oracle Corp                    cs               68389x105     2167 68885.00 SH       Sole                                   68885.00
PepsiCo Inc                    cs               713448108     5584 78906.68 SH       Sole                                   78906.68
Pfizer Inc                     cs               717081103      260 10481.00 SH       Sole                                   10481.00
Philip Morris Intl Inc         cs               718172109     5382 59840.00 SH       Sole                                   59840.00
Phillips 66                    cs               718546104      196  4235.00 SH       Sole                                    4235.00
Procter & Gamble Co            cs               742718109     5638 81287.00 SH       Sole                                   81287.00
Quad / Graphics Inc Cl A       cs               747301109      971 57228.00 SH       Sole                                   57228.00
Qualcomm Inc                   cs               747525103     1342 21485.00 SH       Sole                                   21485.00
Schlumberger Ltd               cs               806857108     4050 55994.04 SH       Sole                                   55994.04
Seadrill Limited               cs               g7945e105     1415 36075.00 SH       Sole                                   36075.00
Southern Co                    cs               842587107     2435 52842.24 SH       Sole                                   52842.24
Suncor Energy Inc              cs               867224107      682 20755.00 SH       Sole                                   20755.00
Sysco Corp                     cs               871829107     1181 37758.00 SH       Sole                                   37758.00
Union Pacific Corp             cs               907818108     3953 33301.67 SH       Sole                                   33301.67
Verizon Communications Inc     cs               92343v104     6327 138836.00SH       Sole                                  138836.00
Walgreen Co                    cs               931422109     3016 82779.22 SH       Sole                                   82779.22
Wisconsin Energy Corp          cs               976657106      777 20631.00 SH       Sole                                   20631.00
Yum Brands Inc                 cs               988498101     5077 76525.00 SH       Sole                                   76525.00
BP PLC Sp ADR                  ad               055622104      243  5746.00 SH       Sole                                    5746.00
Diageo PLC Sp ADR              ad               25243q205     1203 10675.00 SH       Sole                                   10675.00
GlaxoSmithKline PLC Sp ADR     ad               37733w105     4165 90080.00 SH       Sole                                   90080.00
Nestle SA Sp ADR               ad               641069406     3908 61929.00 SH       Sole                                   61929.00
Novartis AG Sp ADR             ad               66987v109     1403 22902.00 SH       Sole                                   22902.00
PetroChina Co Ltd Sp ADR       ad               71646e100     2988 23135.00 SH       Sole                                   23135.00
Royal Dutch Shell PLC Sp ADR B ad               780259107     5353 75075.00 SH       Sole                                   75075.00
iShares Tr DJ Select Div Index ui               464287168      268  4654.00 SH       Sole                                    4654.00
Market Vectors ETF Tr Gold Min ui               57060u100     1149 21400.00 SH       Sole                                   21400.00

											FORM 13F INFORMATION TABLE